Label	Element	Value
Calamos Antetokounmpo Sustainable Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Antetokounmpo Sustainable Equities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 14 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 31 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund's performance. During the period from February 3, 2023 (commencement of operations) through December 31, 2023, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through April 30, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser"), have above average growth potential and meet the environmental, social and governance ("ESG") criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs"), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Calamos Advisors employs an integrated, fundamental, and proprietary ESG screening process to evaluate and select what the team deems are high-quality ESG-adherent growth opportunities. Calamos Advisors believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. Calamos Advisors believes that companies with strong ESG characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. Calamos Advisors believes that integrating this ESG analysis with traditional financial analysis produces better financial and societal results.

The team utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). Calamos Advisors believes that a company's understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental Calamos Antetokounmpo Sustainable Equities Fund research, Calamos Advisors combines traditional investment information with its proprietary three-pronged ESG process to identify investments which it believes promote certain environmental and/or social characteristics. Calamos Advisors believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The three-pronged ESG process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process for considering ESG factors results in certain industries and business activities that, in the team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided. Calamos Advisors will generally exclude a company from investment consideration where the company derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

2.  Materiality Assessment: Calamos Advisors then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable Calamos Advisors to identify and analyze the key ESG risks/opportunities for a particular Industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the team then utilizes a proprietary ESG scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The qualitative data includes metrics on greenhouse gas emissions, waste generation, electricity and water consumption, and general governance. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services, as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. A company with a "good" environmental and social score does not automatically mean that Calamos Advisors will make an investment in such company.

Calamos Advisors utilizes a range of data sources as part of its proprietary ESG ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the team may utilize the underlying data which supports a third party's ESG rating of an issuer, the team does not rely on any ESG ratings of third-party research providers. Calamos Advisors employs its proprietary ESG ratings system for both initial company recommendations and ongoing monitoring of investments.

Calamos Advisors may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or ESG performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of December 31, 2023, the Fund had not yet had a full calendar year of operations, and therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2023, the Fund had not yet had a full calendar year of operations, and therefore performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Calamos Antetokounmpo Sustainable Equities Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Antetokounmpo Sustainable Equities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Antetokounmpo Sustainable Equities Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Calamos Antetokounmpo Sustainable Equities Fund | Portfolio Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
Calamos Antetokounmpo Sustainable Equities Fund | Large-Capitalization Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
Calamos Antetokounmpo Sustainable Equities Fund | American Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
Calamos Antetokounmpo Sustainable Equities Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
Calamos Antetokounmpo Sustainable Equities Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.
Calamos Antetokounmpo Sustainable Equities Fund | Small and Mid-Sized Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
Calamos Antetokounmpo Sustainable Equities Fund | Sustainability (ESG) Policy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Sustainability (ESG) Policy Risk — The Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the social and environmental standards of Calamos Advisors may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund's investment strategy, Calamos Advisors has developed a proprietary ESG rating system that relies in part on ESG related data provided by third parties. There is no assurance that third-party ESG data sources will always be available or that such data will be accurate.
Calamos Antetokounmpo Sustainable Equities Fund | Key-Person Dependence Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Key-Person Dependence Risk — The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Giannis Sina Ugo Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
Calamos Antetokounmpo Sustainable Equities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	10.24%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.89%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,645
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,555
Calamos Antetokounmpo Sustainable Equities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	10.99%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.89%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,780
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,620
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,780
Calamos Antetokounmpo Sustainable Equities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	9.99%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.89%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,310
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,280
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,310
Calamos Antetokounmpo Sustainable Equities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	9.98%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.89%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,305